Finance Expenses - Summary of Finance Expenses and Interest Expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest costs [abstract]
Trade and other payables	₩ 204,078	₩ 213,765	₩ 88,757
Short-term borrowings	145,201	42,371	29,358
Long-term borrowings	204,037	115,141	118,678
Debt securities	2,388,517	1,728,588	1,805,253
Other financial liabilities	472,248	384,423	540,867
Interest expense (before capitalizing borrowing costs)	3,414,081	2,484,288	2,582,913
Less: Capitalized borrowing costs	(595,535)	(569,831)	(587,488)
Interest expense	2,818,546	1,914,457	1,995,425
Losses on sale of financial assets	1,841	1,045	648
Losses on valuation of financial assets at fair value through profit or loss	44,329	5,480	7,396
Losses on valuation of derivatives	371,038	37,017	513,278
Losses on transaction of derivatives	205,162	40,818	81,055
Losses on foreign currency transaction	346,711	83,558	79,103
Losses on foreign currency translation	934,005	1,159,334	215,047
Losses on repayment of financial liabilities	15	10	35
Others	25,144	4,058	4,456
Total Finance Expense	₩ 4,746,791	₩ 3,245,777	₩ 2,896,443